Share Capital	12 Months Ended
Apr. 30, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
12.
SHARE CAPITAL
a)
Authorized:

Unlimited common shares without par value.

b)
Share capital transactions:

2022 Transactions

On May 3, 2021, the Company issued 41,488 common shares pursuant to the final deferred payment for the acquisition of IPA Europe. The common shares were valued at $0.5 million.

On April 13, 2022, the Company issued 4,077,774 common shares pursuant to the acquisition of BioStrand (Note 6). The common shares were valued at $29.1 million.

During the year ended April 30, 2022, the Company issued 188,000 common shares pursuant to the exercise of stock options for total gross proceeds of $0.6 million. A value of $0.4 million was transferred from contributed surplus to share capital as a result. The weighted average share price at the dates the stock options were exercised was $7.95.

During the year ended April 30, 2022, the Company issued 925,076 common shares pursuant to the exercise of warrants and finder’s warrants for total gross proceeds of $3.2 million. A value of $0.3 million was transferred from contributed surplus to share capital as a result.

During the year ended April 30, 2022, the Company issued 75,292 common shares with a value of $0.3 million pursuant to the conversion of $0.3 million principal balance of convertible debentures.

2023 Transactions

During the year ended April 30, 2023, the Company issued 263,537 common shares pursuant to the exercise of stock options for total gross proceeds of $0.7 million. A value of $0.8 million was transferred from contributed surplus to share capital as a result. The weighted average share price at the dates the stock options were exercised was U.S.$4.50.

During the year ended April 30, 2023, the Company issued 309,877 common shares with a value of $1.3 million pursuant to the conversion of $1.3 million principal balance of convertible debentures.

2024 Transactions

During the year ended April 30, 2024, the Company issued 1,265,000 common shares in an underwritten public offering, including 165,000 common shares issued pursuant to the full exercise by the underwriter of its over-allotment option. The public offering price for each common share, before the underwriter's discount and commissions, was U.S.$1.00.

During the year ended April 30, 2024, the Company established an at-the-market equity offering facility ("ATM Facility") with Clear Street LLC, replacing its previous ATM Facility with Jefferies LLC, which was terminated on February 1, 2024. An Open Market Sales Agreement ("ATM Agreement") was entered into with Clear Street LLC, as sole sales agent ("Agent") on February 23, 2024. The Company is entitled, at its discretion and from time-to-time during the term of the ATM Agreement, to sell, through the Agent common shares of the Company. On February 23, 2024, in connection with the ATM facility, the Company filed a prospectus supplement permitting the sales of common shares having an aggregate gross sales price of up to US$60.0 million. Sales of the common shares will be made in transactions that are deemed to be "at-the-market distributions" as defined in Rule 415(a)(4) of the United Securities Act of 1933, as amended, including, without limitation, sales made directly on Nasdaq or any other existing trading market for the common shares in the United States. Common shares will only be sold on the facilities of an exchange or market outside Canada to purchasers who the Company has no reason to believe are resident in Canada and, in all others cases, to purchasers who are not located or resident in Canada. The Company will determine, at its sole discretion, the date, minimum price and maximum number of common shares to be sold under the ATM Facility. The common shares will be distributed from time to time in negotiated transactions, at market prices prevailing at the time of sale, at prices relating to such prevailing market prices, and/or in any other manner permitted by applicable law. As such, the prices may vary between purchasers over time. The Company is not required to sell any common shares at any time during the term of the ATM Facility. In fiscal 2024, 629,240 common shares were sold under the ATM with proceeds net of commissions of $1.8 million. From May 1, 2024 through July 26, 2024, 357,760 common shares were sold under the ATM with proceeds net of commissions of $0.5 million.

c)
Options

The following table summarizes stock option awards during the years ended April 30, 2024, 2023 and 2022, including the fair value determined using the Black-Scholes option pricing model:

Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
January 2, 2022(1)	28,250	6.89	Directors	6.89	0%	77%	1.18%	4.0 years	$0.1 million
January 7, 2022(2)	225,000	7.94	Officers and employees	7.94	0%	77%	1.42%	5.0 years	$1.1 million
January 7, 2022(2)	113,000	7.94	Employees	7.94	0%	77%	1.42%	4.7 years	$0.5 million
January 13, 2022(4)	15,000	8.30	Officer	8.30	0%	77%	1.43%	1.0 years	$0.04 million
January 13, 2022(2)	24,000	8.30	Employees	8.30	0%	77%	1.43%	4.7 years	$0.1 million
March 11, 2022(5)	25,000	6.35	Consultant	4.67	0%	76%	1.77%	2.0 years	$0.03 million
May 15, 2022(2)	80,000	5.79	Employees	3.79	0%	77%	2.73%	5.0 years	$0.3 million
February 19, 2023(1)	29,060	4.10(7)	Directors	4.10(7)	0%	77%	3.57%	4.0 years	$0.1 million
February 19, 2023(2)	609,452	4.10(7)	Officers and employees	4.10(7)	0%	77%	3.57%	5.0 years	$2.2 million
January 19, 2024(6)	240,000	1.48(7)	Directors	1.48(7)	0%	77%	3.64%	5.0 years	$0.4 million
January 4, 2023(6)	8,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$12 thousand
January 23, 2023(6)	8,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$12 thousand
March 1, 2023(6)	8,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$12 thousand
March 15, 2023(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
April 2, 2023(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
May 8, 2023(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
May 23, 2023(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
June 11, 2023(6)	8,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$12 thousand
August 8, 2023(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
November 13, 2023(6)	8,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$12 thousand
January 1, 2024(6)	12,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$18 thousand
February 1, 2024(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
February 19, 2024(6)	12,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$18 thousand
February 20, 2024(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand

(1)
Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
(2)
Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
(3)
Vesting conditions are as follows: one-third one year after grant date; one-third two years after grand date; and one-third three years after grant date.
(4)
Vesting conditions are as follows: one-third 2 months after grant date; one-third 4 months after grant date; and one-third 6 months after grant date.
(5)
Vesting conditions are as follows: one-half 3 months after grant date; one-half 6 months after grant date.
(6)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(7)
Priced in U.S.$

Expected volatility of options granted is based on the historical volatility of the company from January 1, 2019 to the option grant date.

During the year ended April 30, 2024, the Company has recorded $1.5 million (2023 - $1.9 and 2022 - $3.1 million) of share-based payments expense.

The changes in the stock options for the years ended April 30, 2024, 2023 and 2022 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2022 (outstanding)	1,624,150	8.29	2.88
Granted	718,512	5.58	—
Exercised	(318,725)	3.27	—
Expired	(115,174)	9.35	—
Forfeited	(24,335)	9.45	—
Balance, April 30, 2023 (outstanding)	1,884,428	8.03	3.27
Granted	332,000	2.02	—
Expired	(577,335)	7.15	—
Forfeited	(117,726)	4.15	—
Balance, April 30, 2024 (outstanding)	1,521,367	7.17	3.47
Unvested	(460,595)	3.26	5.25
Exercisable, April 30, 2024	1,060,772	8.87	2.70

Details of the options outstanding as at April 30, 2024 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Exercisable
September 1, 2025	8.50	1.34	220,000	—	220,000
January 6, 2026	20.30	1.69	158,000	—	158,000
May 9, 2026(1)	6.89	1.68	5,650	-	5,650
January 2, 2026	7.94	2.69	235,000	—	235,000
January 7, 2027	8.30	2.71	16,000	-	16,000
May 15, 2027	5.79	3.04	72,000	-	72,000
February 19, 2027(2)	5.61	2.81	7,265	-	7,265
February 19, 2028(2)	5.61	3.81	475,452	158,484	316,968
January 19, 2034(3)	2.03	4.73	240,000	217,778	22,222
January 4, 2033(4)	2.01	8.69	8,000	5,667	2,333
January 23, 2033(4)	2.01	8.74	8,000	5,667	2,333
March 1, 2033(4)	2.01	8.84	8,000	6,000	2,000
March 15, 2033(4)	2.01	8.88	4,000	3,000	1,000
April 2, 2033(4)	2.01	8.93	4,000	4,000	—
May 8, 2033(4)	2.01	9.03	4,000	4,000	—
May 23, 2033(4)	2.01	9.07	4,000	4,000	—
June 11, 2033(4)	2.01	9.12	8,000	8,000	—
August 8, 2033(4)	2.01	9.28	4,000	4,000	—
November 13, 2033(4)	2.01	9.55	8,000	8,000	—
January 1, 2034(4)	2.01	9.68	12,000	12,000	—
February 1, 2034(4)	2.01	9.76	4,000	4,000	—
February 19, 2034(4)	2.01	9.81	12,000	12,000	—
February 20, 2034(4)	2.01	9.82	4,000	4,000	—
	7.17	3.47	1,521,367	460,595	1,060,772

(1)
Exercise price of U.S.$7.72. The figure in the table above is translated at the April 30, 2024 rate.
(2)
Exercise price of U.S.$4.10. The figure in the table above is translated at the April 30, 2024 rate.
(3)
Exercise price of U.S.$1.48. The figure in the table above is translated at the April 30, 2024 rate.
(4)
Exercise price of U.S.$1.47. The figure in the table above is translated at the April 30, 2024 rate.

d)
Warrants

The changes in the warrants for the years ended April 30, 2024, 2023 and 2022 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2021	878,300	3.50	0.90
Exercised	(878,300)	3.50	—
Balance, April 30, 2024, 2023 and 2022	—	—	—

d)
Finder’s Warrants

The changes in the finder’s warrants for the years ended April 30, 2024, 2023 and 2022 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2022	130,111	21.59	3.77
Exercised	—	—	—
Balance, April 30, 2023	130,111	22.77	2.77
Issued	56,650	1.37	4.61
Exercised	—	—	—
Balance, April 30, 2024	186,761	16.44	2.62

Details of the finder’s warrants outstanding as at April 30, 2024 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	23.00	1.76	130,111
December 8, 2028(2)	1.37	4.61	56,650

(1)
Exercise price of U.S.$16.81. The figure in the table above is translated at the April 30, 2024 rate.
(2)
Exercise price of U.S.$1.00. The figure in the table above is translated at the April 30, 2024 rate.